Segment Information Segment Information - Reconciliation of Depreciation and Amortization from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	$ 44	$ 47	$ 89	$ 93	$ 186	$ 197	$ 194
Real Estate Franchise Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					77	78	78
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					41	44	56
Relocation Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					47	50	34
Title and Settlement Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					12	17	18
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					$ 9	$ 8	$ 8